Disposal groups classified as held for sale (Tables)	6 Months Ended
Jun. 30, 2024
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € THOUS

	June 30, 2024	December 31, 2023
Cash and cash equivalents	21,665	23,733
Trade accounts and other receivables from unrelated parties	73,211	27,535
Property, plant and equipment	25,470	42,710
Right-of-use assets	11,305	114,602
Goodwill(1)	108,626	274,543
Other	24,907	24,477
Assets held for sale	265,184	507,600

Accounts payable to unrelated parties	9,246	12,880
Lease liabilities	13,219	128,653
Provisions and other liabilities	41,945	39,091
Liability directly associated with assets held for sale	64,410	180,624

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.